Principal Accounting Policies - Share-based compensation (Details)	12 Months Ended
Dec. 31, 2024
Share based Compensation
Number of preceding years considered for estimating forfeiture	5 years
2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan | Restricted share units | Equal to or more than
Share based Compensation
Service vesting period	1 year
2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan | Restricted share units | Less than
Share based Compensation
Service vesting period	5 years
Certain subsidiaries | Stock options | Equal to or more than
Share based Compensation
Expiration period	4 years
Certain subsidiaries | Stock options | Less than
Share based Compensation
Expiration period	7 years